INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 12,558	$ 11,756
Accumulated amortization	8,255	6,823
Intangible assets, net	4,303	4,933
Know-How and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,525	4,175
Accumulated amortization	4,478	4,125
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,766	5,444
Accumulated amortization	2,154	1,337
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,521	1,425
Accumulated amortization	877	649
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	746	712
Accumulated amortization	$ 746	$ 712